Note 13 - Other Operating Income and Expense (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Other Operating Income (Expense), Net	$ (1,174)	$ 29,014
Gain (Loss) on Extinguishment of Debt, Total	500	(0)
Closing of Midwest and Northwest Plants [Member] | Employee Severance [Member]
Restructuring Costs, Total		200
Other Operating Income (Expense) [Member]
Pension and Other Postretirement Benefits Cost (Reversal of Cost), Total	2,500	1,200
Rental Income, Nonoperating	300
Other Operating Income (Expense) [Member] | Midwest Plant [Member]
Gain (Loss) On Sale of Plant		1,500
Other Operating Income (Expense) [Member] | Properties Held For Sale [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	1,100
Other Operating Income (Expense) [Member] | Unused Fixed Assets [Member]
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	1,600	$ 31,900
Gain (Loss) on Extinguishment of Debt, Total	$ 500